Received SEC

JUL 25 2017

Washington, DC 20549

17010508

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNIAS
001-38155

By Electronic Mail

July 25, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 18, 2017 The Nasdaq Stock Market (the "Exchange") received from Sienna Biopharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery